Employee Benefit Plan, Reconciliation of Financial Statement to Form 5500 (Notes)	12 Months Ended
Dec. 31, 2025
EBP 001
EBP, Reconciliation of Financial Statement to Form 5500 [Line Items]
Reconciliation of Financial Statements to Form 5500 [Text Block]	Reconciliation of Financial Statements to Form 5500
Following is a reconciliation of net assets available for plan benefits per the financial statements to the 2025 and 2024 Form 5500:

	December 31,
	2025	2024
Net assets available for plan benefits per the financial statements	$8,471,362,378	8,065,136,852
Amounts allocated to withdrawing participants	(14,396,582)	(9,328,898)
Net assets available for plan benefits per the Form 5500	$8,456,965,796	8,055,807,954
Following is a reconciliation of benefit payments to participants per the financial statements to the 2025 and 2024 Form 5500:

	Year ended December 31,
	2025	2024
Benefits paid to participants per the financial statements	$656,324,154	522,589,064
Amounts allocated to withdrawing participants at end of year	14,396,582	9,328,898
Amounts allocated to withdrawing participants at beginning of year	(9,328,898)	(6,640,320)
Accrued excess contributions payable at end of year	(2,989,142)	(3,729,419)
Benefits paid to participants per the Form 5500	$658,402,696	521,548,223
Distributions of excess contributions per the Form 5500	$2,989,142	3,729,419
Amounts allocated to withdrawing participants are recorded on the Form 5500 for benefit claims that have been processed and approved for payment on or before December 31, 2025 and 2024 but not yet paid as of that date. Distributions of excess contributions and any allocable income or loss that were paid for the 2025 and 2024 Plan years were recorded as liabilities in the financial statements as of December 31, 2025 and 2024.